Expense Example - iShares International Dividend Active ETF - iShares International Dividend Active ETF	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	194
Expense Example, with Redemption, 5 Years	339
Expense Example, with Redemption, 10 Years	$ 761